CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and cash equivalents	$ 17,077	$ 281,607
Accounts receivable, net	73,572	92,960
Inventory, net	337,297	299,383
Other current assets	22,981	3,085
Total current assets	450,927	677,035
Intangible assets, net of accumulated amortization of $128,444 (2014) and $96,287 (2013)	483,982	387,947
Property and equipment, net	173,963	150,586
Other assets	118,557	162,896
Total assets	1,227,429	1,378,464
Current Liabilities
Accounts payable	554,747	450,646
Accrued expenses	135,968	253,013
Current portion of capital lease obligations	24,737	7,377
Total current liabilities	715,452	711,036
Long-Term Liabilities
Capital lease obligations, net of current portion	20,778	8,672
Notes payable	248,225	166,271
Warrants liability	817,250
Total noncurrent liabilities	1,086,253	174,943
Total liabilities	1,801,705	885,979
Commitments and Contingencies
Puttable Common Stock, zero and 131,287 shares outstanding at December 31, 2014 and 2013, respectively; $0.001 par value		393,780
Stockholders' (Deficit) Equity
Preferred stock, 10,000,000 shares authorized; no shares issued and outstanding; $0.001 par value
Common stock, 100,000,000 shares authorized; 13,732,381 and 8,732,381 shares issued and outstanding at December 31, 2014 and 2013, respectively; $0.001 par value	13,733	8,733
Additional paid-in capital	26,812,046	23,659,588
Note receivable, related party	(204,100)	(202,072)
Accumulated deficit	(27,195,955)	(23,367,544)
Total stockholders' (deficit) equity	(574,276)	98,705
Total liabilities and stockholders' (deficit) equity	$ 1,227,429	$ 1,378,464